Corporate Bonds - Additional Information (Detail) - CNY (¥) ¥ in Billions	Jun. 19, 2019	Jul. 14, 2016	Jun. 07, 2016
3-year corporate bonds [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds issued	¥ 2	¥ 10	¥ 7
Bonds, maturity period	3 year	3 year	3 year
Bonds, bearing interest rate	3.67%	2.95%	3.07%
5-year corporate bond [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds issued			¥ 1
Bonds, maturity period			5 year
Bonds, bearing interest rate			3.43%